NUVEEN SANTA BARBARA INTERNATIONAL EQUITY FUND

SUPPLEMENT DATED AUGUST 25, 2011

TO THE SUMMARY PROSPECTUS DATED NOVEMBER 30, 2010,

AS SUPPLEMENTED JANUARY 18, 2011

Effective August 25, 2011, the Nuveen Santa Barbara International Equity Fund’s name is changed to Nuveen Santa Barbara International Growth Fund.

There have been no changes in the fund’s investment objectives, policies or portfolio management personnel.

PLEASE KEEP THIS WITH YOUR FUND’S

SUMMARY PROSPECTUS FOR FUTURE REFERENCE

MGN-SBIES-0811P